EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended May 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	9.72%
From	01-May-13	15-May-13	17-Jun-13	Floating Allocation Percentage at Month-End	78.90%
To	31-May-13	17-Jun-13
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	314,475,000.00

Required Participation Amount	$314,475,000.00		Accumulation Account
Excess Receivables	$72,607,773.16		Beginning	-

Total Collateral	$387,082,773.16		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	154.83%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	33
	Total Pool		LIBOR	0.199200%
Beginning Gross Principal Pool Balance	$4,587,019,995.41		Applicable Margin	0.350000%
Total Principal Collections	$(1,916,362,786.43)			0.549200%
Investment in New Receivables	$1,818,723,293.31
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(9,156,951.54)		Interest	125,858.33	0.13
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.13
Less Net CMA Offset	$(492,324,886.96)
Less Servicing Adjustment	$(5,565,606.58)		Total Due Investors	125,858.33	0.549200%
Ending Balance	$3,982,333,057.21		Servicing Fee	$262,062.50
			Excess Cash Flow	382,054.31
SAP for Next Period	9.72%

Average Receivable Balance	$4,040,608,842.54
Monthly Payment Rate	47.43%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,039,993.53
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,039,993.53